Acquired Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired Intangible Assets and Goodwill
Acquired Intangible Assets and Goodwill
The Company's intangible assets result from the excess of purchase price over the applicable book value of the net assets acquired related to outside ownership of two previously 50% owned subsidiaries that the Company acquired 100% of in 2005.

	In Thousands
	2016	2015
Goodwill:
Balance at January 1,	$4,805	4,805
Goodwill acquired during year	—	—
Impairment loss	—	—
Balance at December 31,	$4,805	4,805